Accounts Payable Trade and Other Accrued Liabilities	12 Months Ended
Dec. 31, 2025
Accounts Payable Trade And Other Accrued Liabilities [Abstract]
Accounts payable trade and other accrued liabilities
14.	Accounts payable trade and other accrued liabilities

	December 31,
	2025	2024

Trade accounts payable	$3,073,813	$4,166,934
Other accounts payable and accrued liabilities	531,721	434,377
	$3,605,534	$4,601,311